SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans	12 Months Ended
Dec. 31, 2018 GBP (£)
Save-as-you-earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.96%
Weighted average expected life	3 years 109 days
Weighted average expected volatility	28.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds)	£ 0.59
Weighted average exercise price (in Pounds)	£ 0.48
Executive share plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.74%
Weighted average expected life	1 year 109 days
Weighted average expected volatility	21.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds)	£ 0.58
Weighted average exercise price (in Pounds)
LTIP [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.94%
Weighted average expected life	3 years 255 days
Weighted average expected volatility	29.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds)	£ 0.67
Weighted average exercise price (in Pounds)